Term Deposit	6 Months Ended
Jun. 30, 2025
Term Deposit [Abstract]
Term Deposit

5. Term Deposit

As of June 30, 2025 and December 31, 2024, term deposit was $44,494 and $45,006, respectively. This term deposit serves as 120% collateral for a corporate credit card with a limit of $37,505 (MOP 300,000). This term deposit has a maturity of one year from July 30, 2024 to July 30, 2025 and an annual interest rate of 3.2%. After this term deposit expires, it has been renewed for another year. This term deposit has a maturity of one year from July 30, 2025 to July 30, 2026 and an annual interest rate of 1.8%.